Commitments and Contingencies - Schedule of Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Commitments And Contingencies - Schedule Of Minimum Lease Payments Details
2018	$ 99	$ 132
2019	136	136
2020	140	140
2021	145	145
2022	$ 136	$ 136